Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Line Items]
Inventories	₩ 11,230,759	₩ 12,153,303
Gross amount [member]
Disclosure of inventories [Line Items]
Finished goods	1,655,228	1,886,040
Merchandise	1,058,874	1,131,416
Semi-finished goods	2,097,289	1,945,567
Raw materials	2,656,341	2,821,972
Fuel and materials	1,026,133	888,941
Construction inventories	1,045,088	1,372,259
Materials-in-transit	1,824,044	2,245,740
Others	83,905	68,150
Inventories	11,446,902	12,360,085
Allowance for inventories valuation [member]
Disclosure of inventories [Line Items]
Inventories	₩ (216,143)	₩ (206,782)